NEWBUILDINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Shipyard Installments (including option exercise price)	$ 180,687
Onsite Supervision Costs	900
Interest cost capitalized	168
Other Costs	149
Total Newbuildings	$ 181,904	$ 0